INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

The Company’s intangible assets relate to the proprietary Cannabis CRM software the Company is Developing and Patents pending for the Sensera device (Note 3). The Additions for the Software include cost of wages of the software developers for the time they spend on developing the Cannabis CRM software.

The additions for the Patents include the fair value attributed to the Patents upon the acquisition of ZC as well as transaction and other costs in the amount of $193,382.

The Company considered indicators of impairment at December 31, 2024. The Company recorded impairment loss during the year ended December 31, 2024 for the patents pending since the recoverable amount is lower than the carrying amount. The recoverable amount of the CGU was determined using fair value less costs to sell based on a third-party valuation. The valuation used a market approach with Level 2 inputs, including recent comparable transactions and observable market data. Costs of disposal were estimated at 2% of fair value.

	Software	Patent applications and technological know how	Total
Cost
Balance, December 31, 2023	$81,238	$33,463,103	$33,544,341
Additions	-	-	-
Impairments	-	(8,200,336)	(8,200,336)
Translation differences	-	-	-

Balance, December 31, 2024	81,238	25,262,767	25,344,005
Additions	-	-	-
Translation differences	-	-	-

Balance, June 30, 2025	$81,238	25,262,767	$25,344,005
Accumulated depreciation
Balance, December 31, 2023	$81,238	-	$81,238
Depreciation	-	-	-
Translation differences	-	-	-
Balance, December 31, 2024	81,238	-	81,238
Depreciation	-	-	-
Balance, June 30, 2025	$81,238	-	$81,238

Net book value
At December 31, 2024	$-	25,262,767	$25,262,767
At June 30, 2025	$-	25,262,767	$25,262,767

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2025

(Expressed in Canadian dollars)

(Unaudited)